Document and Entity Information	Apr. 26, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (“Amendment No. 1”) amends the Current Report on Form 8-K of Dayforce, Inc. (the “Company” or “Dayforce”) filed with the Securities and Exchange Commission on April 26, 2024 (the “Original Filing”) reporting the results of stockholder voting at the Company’s annual meeting held on April 26, 2024. This amendment is solely for the purpose of correcting a typographical error of the “Broker Non-Votes” as described in Item 5.07. Except as expressly stated herein and below, this Amendment No. 1 does not amend or update any other information contained in the Original Filing, which remains unchanged. Accordingly, this Amendment No. 1 should be read in conjunction with the Original Filing.
Document Period End Date	Apr. 26, 2024
Entity Registrant Name	Dayforce, Inc.
Entity Central Index Key	0001725057
Entity Emerging Growth Company	false
Entity File Number	001-38467
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	46-3231686
Entity Address, Address Line One	3311 East Old Shakopee Road
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55425
City Area Code	952
Local Phone Number	853-8100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.01 par value
Trading Symbol	DAY
Security Exchange Name	NYSE